Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Current assets [abstract]
Cash and cash equivalents	$ 64,115,200	$ 64,414,511	$ 64,932,217	$ 76,506,447
Trade and other accounts receivable, derivative financial instruments and other current assets	302,194,600	337,461,870
Accounts receivable—inter-company	0	0
Inventories	112,402,011	126,018,397
Total current assets	478,711,811	527,894,778
Long-term receivables—intercompany	0	0
Investments in joint ventures and associates	1,787,482	2,043,966
Wells, pipelines, properties, plant and equipment-net	1,331,419,805	1,368,750,850	1,406,321,403
Long-term notes receivables	1,372,338	1,334,126
Rights of use assets	47,469,900	49,520,847
Deferred taxes	167,925,120	171,632,558
Intangible assets	22,622,380	30,024,934
Government Bonds	52,869,024	63,653,260
Other assets	21,741,012	30,702,725
Total assets	2,125,918,872	2,245,558,044
Current liabilities
Current portion of long-term debt	516,455,816	465,947,683
Accounts payable—inter-company	0	0
Other current liabilities	479,413,483	463,789,575
Total current liabilities	995,869,299	929,737,258
Long-term debt	1,370,161,140	1,625,516,313
Long-term payables—inter-company	0	0
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,481,106,886	1,459,126,698
Total liabilities	3,847,137,325	4,014,380,269
Total equity (deficit)	(1,721,218,453)	(1,768,822,225)	(1,669,677,465)	(2,170,000,783)
Total liabilities and equity (deficit)	2,125,918,872	2,245,558,044
Eliminations
Current assets [abstract]
Accounts receivable—inter-company	(2,701,563,500)	(2,803,713,857)
Total current assets	(2,701,563,500)	(2,803,713,857)
Long-term receivables—intercompany	(1,322,797,940)	(1,512,689,817)
Investments in joint ventures and associates	660,438,648	704,894,507
Total assets	(3,363,922,792)	(3,611,509,167)
Current liabilities
Accounts payable—inter-company	(2,701,493,208)	(2,803,555,175)
Total current liabilities	(2,701,493,208)	(2,803,555,175)
Long-term payables—inter-company	(1,322,868,233)	(1,512,848,498)
Total liabilities	(4,024,361,441)	(4,316,403,673)
Total equity (deficit)	660,438,649	704,894,506
Total liabilities and equity (deficit)	(3,363,922,792)	(3,611,509,167)
Petróleos Mexicanos
Current assets [abstract]
Cash and cash equivalents	13,449,953	14,809,052	17,363,722	34,690,405
Trade and other accounts receivable, derivative financial instruments and other current assets	45,494,295	61,562,752
Accounts receivable—inter-company	1,441,448,379	1,466,391,747
Inventories	2,062,759	1,695,679
Total current assets	1,502,455,386	1,544,459,230
Long-term receivables—intercompany	1,321,697,139	1,511,328,178
Investments in joint ventures and associates	(1,143,521,446)	(1,203,291,062)
Wells, pipelines, properties, plant and equipment-net	6,766,117	6,832,860
Rights of use assets	1,336,586	1,631,407
Deferred taxes	52,304,373	51,156,380
Intangible assets	229,487	149,947
Government Bonds	52,869,024	63,653,260
Total assets	1,794,136,666	1,975,920,200
Current liabilities
Current portion of long-term debt	455,756,643	398,101,726
Accounts payable—inter-company	1,372,320,401	1,423,626,118
Other current liabilities	38,764,449	31,085,188
Total current liabilities	1,866,841,493	1,852,813,032
Long-term debt	1,322,067,362	1,573,359,790
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	326,120,130	318,280,995
Total liabilities	3,515,028,985	3,744,453,817
Total equity (deficit)	(1,720,892,319)	(1,768,533,617)
Total liabilities and equity (deficit)	1,794,136,666	1,975,920,200
Subsidiary guarantors
Current assets [abstract]
Cash and cash equivalents	13,035,929	11,293,133	13,300,199	6,157,869
Trade and other accounts receivable, derivative financial instruments and other current assets	159,384,502	197,610,993
Accounts receivable—inter-company	1,100,304,429	1,158,552,905
Inventories	71,239,937	79,127,255
Total current assets	1,343,964,797	1,446,584,286
Investments in joint ventures and associates	260,075,333	269,011,476
Wells, pipelines, properties, plant and equipment-net	1,053,534,069	1,089,869,156
Long-term notes receivables	1,169,133	1,334,126
Rights of use assets	43,038,014	44,352,154
Deferred taxes	109,798,541	113,857,491
Intangible assets	21,334,206	28,673,801
Other assets	2,725,841	2,320,594
Total assets	2,835,639,934	2,996,003,084
Current liabilities
Current portion of long-term debt	18,888,740	20,438,040
Accounts payable—inter-company	1,232,761,337	1,293,390,155
Other current liabilities	370,931,458	346,977,135
Total current liabilities	1,622,581,535	1,660,805,330
Long-term debt	18,892,490	22,496,110
Long-term payables—inter-company	1,321,697,143	1,511,403,321
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,134,140,214	1,124,420,120
Total liabilities	4,097,311,382	4,319,124,881
Total equity (deficit)	(1,261,671,448)	(1,323,121,797)
Total liabilities and equity (deficit)	2,835,639,934	2,996,003,084
Non-guarantor subsidiaries
Current assets [abstract]
Cash and cash equivalents	37,629,318	38,312,326	$ 34,268,296	$ 35,658,173
Trade and other accounts receivable, derivative financial instruments and other current assets	97,315,803	78,288,125
Accounts receivable—inter-company	159,810,692	178,769,205
Inventories	39,099,315	45,195,463
Total current assets	333,855,128	340,565,119
Long-term receivables—intercompany	1,100,801	1,361,639
Investments in joint ventures and associates	224,794,947	231,429,045
Wells, pipelines, properties, plant and equipment-net	271,119,619	272,048,834
Long-term notes receivables	203,205
Rights of use assets	3,095,300	3,537,286
Deferred taxes	5,822,206	6,618,687
Intangible assets	1,058,687	1,201,186
Other assets	19,015,171	28,382,131
Total assets	860,065,064	885,143,927
Current liabilities
Current portion of long-term debt	41,810,433	47,407,917
Accounts payable—inter-company	96,411,470	86,538,902
Other current liabilities	69,717,576	85,727,252
Total current liabilities	207,939,479	219,674,071
Long-term debt	29,201,288	29,660,413
Long-term payables—inter-company	1,171,090	1,445,177
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	20,846,542	16,425,583
Total liabilities	259,158,399	267,205,244
Total equity (deficit)	600,906,665	617,938,683
Total liabilities and equity (deficit)	$ 860,065,064	$ 885,143,927